REVENUES (Narrative) (Details) - Jun. 18, 2018 - WHG (International) Ltd. [Member] $ in Thousands, € in Millions	EUR (€)	USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetual license payment | €	€ 15.0
Fair value of the IP Option liability | $		$ 3,450